Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	structure	and Other	eliminations	Total

Year ended December 31, 2022
Revenue	1,906	2,758	1,325	2,084	680	487	1,652	10,892	151	—	—	11,043
Energy supply costs	—	1,213	525	1,055	—	141	1,013	3,947	5	—	—	3,952
Operating expenses	481	691	571	364	166	133	217	2,623	40	20	—	2,683
Depreciation and amortization	385	365	104	298	243	67	187	1,649	17	2	—	1,668
Operating income	1,040	489	125	367	271	146	235	2,673	89	(22)	—	2,740
Other income, net	48	22	59	22	5	6	14	176	1	(12)	—	165
Finance charges	349	127	53	146	110	76	75	936	—	166	—	1,102
Income tax expense	184	56	28	39	15	12	22	356	18	(85)	—	289
Net earnings	555	328	103	204	151	64	152	1,557	72	(115)	—	1,514
Non-controlling interests	101	—	—	1	—	—	18	120	—	—	—	120
Preference share dividends	—	—	—	—	—	—	—	—	—	64	—	64
Net earnings attributable to common equity shareholders	454	328	103	203	151	64	134	1,437	72	(179)	—	1,330

Additions to property, plant and equipment and intangible assets	1,212	709	293	589	510	130	393	3,836	29	—	—	3,865

As at December 31, 2022
Goodwill	8,318	1,873	612	913	228	235	258	12,437	27	—	—	12,464
Total assets	23,478	12,678	5,131	8,875	5,547	2,596	4,916	63,221	884	159	(12)	64,252

Year ended December 31, 2021
Revenue	1,691	2,334	1,000	1,715	644	468	1,498	9,350	98	—	—	9,448
Energy supply costs	—	919	285	713	—	136	895	2,948	3	—	—	2,951
Operating expenses	466	648	498	355	157	128	201	2,453	33	37	—	2,523
Depreciation and amortization	291	345	91	281	231	65	181	1,485	17	3	—	1,505
Operating income	934	422	126	366	256	139	221	2,464	45	(40)	—	2,469
Other income, net	42	41	34	12	2	5	5	141	1	31	—	173
Finance charges	300	120	46	144	106	73	71	860	—	143	—	1,003
Income tax expense	156	51	21	48	11	12	21	320	8	(94)	—	234
Net earnings	520	292	93	186	141	59	134	1,425	38	(58)	—	1,405
Non-controlling interests	94	—	—	1	—	—	16	111	—	—	—	111
Preference share dividends	—	—	—	—	—	—	—	—	—	63	—	63
Net earnings attributable to common equity shareholders	426	292	93	185	141	59	118	1,314	38	(121)	—	1,231

Additions to property, plant and equipment and intangible assets	1,046	710	291	475	389	134	321	3,366	20	—	—	3,386

As at December 31, 2021
Goodwill	7,755	1,746	570	913	228	235	246	11,693	27	—	—	11,720
Total assets	21,020	11,126	4,356	8,135	5,201	2,540	4,357	56,735	777	295	(148)	57,659